Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subordinated liabilities [Abstract]
Schedule of Movement in Subordinated Liabilities and Dated Subordinated Liabilities	The movement in subordinated liabilities during the year was as follows:

	Preference shares £m	Undated £m	Dated £m	Total £m
At 1 January 2024	466	144	9,643	10,253
Issued during the year[1]:
4.375% Fixed Rate Reset Dated Subordinated Notes 2034 (€500 million)	–	–	427	427
5.788% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)	–	–	128	128
Floating Rate Dated Subordinated Notes 2034 (A$500 million)	–	–	257	257
	–	–	812	812
Repurchases and redemptions during the year[1]:
6.475% Non-cumulative Preference Shares callable 2024 (£186 million)	(47)	–	–	(47)
4.5% Dated Subordinated Notes 2024 ($1,000 million)	–	–	(772)	(772)
	(47)	–	(772)	(819)
Foreign exchange movements	(1)	–	(24)	(25)
Other movements (cash and non-cash)[2]	(5)	1	(128)	(132)
At 31 December 2024	413	145	9,531	10,089
Issued during the year[1]:
4.00% Fixed Rate Reset Dated Subordinated Notes 2035 (€1,000 million)	–	–	842	842
6.068% Fixed-to-Floating Rate Dated Subordinated Notes 2036 ($1,250 million)	–	–	918	918
	–	–	1,760	1,760
Repurchases and redemptions during the year[1]:
4.50% Fixed Rate Step-up Subordinated Notes 2030 (€441 million)	–	–	(371)	(371)
4.50% Fixed Rate Step-up Subordinated Notes 2030 (€309 million)	–	–	(260)	(260)
7.625% Dated Subordinated Notes 2025 (£273 million)	–	–	(273)	(273)
4.582% Fixed Rate Dated Subordinated Notes 2025 ($1,328 million)	–	–	(996)	(996)
4.582% Fixed Rate Dated Subordinated Notes 2025 ($25.6 million)	–	–	(19)	(19)
5.75% Undated Step-up Subordinated Notes callable 2025 (£9 million)	–	(9)	–	(9)
	–	(9)	(1,919)	(1,928)
Foreign exchange movements	(3)	–	(277)	(280)
Other movements (cash and non-cash)[2]	(3)	–	256	253
At 31 December 2025	407	136	9,351	9,894
1Issuances in the year generated cash inflows of £1,757 million (2024: £812 million); the repurchases and redemptions resulted in cash outflows of £1,928 million (2024: £819 million).
2Other movements include hedge accounting movements and cash payments in respect of interest on subordinated liabilities in the year amounting to £618 million (2024: £622 million)
offset by the interest expense in respect of subordinated liabilities of £707 million (2024: £738 million).

Schedule of Preference Shares

	Number of shares
	2025	2024	2023
6% Non-cumulative Redeemable Preference shares of GBP0.25	400	400	400
6.475% Non-cumulative Preference shares of GBP0.25	–	–	47,273,816
9.25% Non-cumulative Irredeemable Preference shares of GBP0.25	252,510,147	252,510,147	252,510,147
9.75% Non-cumulative Irredeemable Preference shares of GBP0.25	43,630,285	43,630,285	43,630,285
6.413% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	48,990	48,990	48,990
6.657% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	37,627	37,627	37,627
Total	296,227,449	296,227,449	343,501,265

	2025		2024		2023
	£m	% of share capital	£m	% of share capital	£m	% of share capital
6% Non-cumulative Redeemable Preference shares of GBP0.25	–	–	–	–	–	–
6.475% Non-cumulative Preference shares of GBP0.25	–	–	–	–	12	0.07
9.25% Non-cumulative Irredeemable Preference shares of GBP0.25	63	0.43	63	0.42	63	0.40
9.75% Non-cumulative Irredeemable Preference shares of GBP0.25	11	0.07	11	0.07	11	0.07
6.413% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	–	–	–	–	–	–
6.657% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	–	–	–	–	–	–
Total	74	0.50	74	0.49	86	0.54